Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended	5 Months Ended	12 Months Ended		15 Months Ended	17 Months Ended	24 Months Ended	27 Months Ended	29 Months Ended	36 Months Ended	39 Months Ended	41 Months Ended	48 Months Ended	51 Months Ended	53 Months Ended	60 Months Ended	63 Months Ended	65 Months Ended	72 Months Ended	75 Months Ended	77 Months Ended	84 Months Ended	87 Months Ended	89 Months Ended	96 Months Ended	101 Months Ended	108 Months Ended	113 Months Ended	120 Months Ended
	Sep. 28, 2018	Aug. 05, 2016	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000014630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			$ 10,000				$ 10,410			$ 11,660			$ 11,159			$ 14,593			$ 14,754			$ 20,516			$ 14,589			$ 16,326		$ 17,151		$ 17,467
C000014628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				10,438			11,721			11,248			14,745			14,941			20,829			14,845			16,654		17,539		17,906
C000079553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				10,422			11,685			11,197			14,654			14,832			20,648			14,690			16,463		17,307		17,642
C000162546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value			10,000				10,428			11,696			11,210			14,668			14,853			20,681			14,724			16,497		17,361		17,702
C000014629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A at maximum sales charge (Offering Price)
Accumulated Value			9,427				9,813			10,987			10,502			13,734			13,873			19,287			13,716			15,341		16,109		16,387
C000014637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A at maximum sales charge (Offering Price)
Accumulated Value			9,625				9,945			10,094			10,011			10,627			11,463			12,026			11,125			11,578		11,911		12,716
C000162550 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value			10,000				10,361			10,530			10,472			11,147			12,047			12,660			11,748			12,234		12,619		13,493
C000079557 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				10,351			10,516			10,448			11,121			12,004			12,619			11,691			12,180		12,548		13,430
C000014636 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				10,365			10,546			10,494			11,186			12,091			12,727			11,811			12,326		12,730		13,631
C000033993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				10,344			10,504			10,427			11,081			11,950			12,543			11,618			12,088		12,449		13,301
C000202748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class W Shares at NAV
Accumulated Value	$ 10,000			$ 9,993				$ 10,677			$ 11,567			$ 12,204			$ 11,353			$ 11,875			$ 12,294			$ 13,198
C000202766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class W Shares at NAV
Accumulated Value	10,000			9,880				11,680			12,461			12,429			10,717			12,126			13,249			15,189
C000145611 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				11,379			12,931			12,127			14,214			15,046			14,888			12,732			14,280		15,471		17,570
C000145608 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				11,405			13,003			12,227			14,364			15,242			15,111			12,935			14,559		15,811		17,997
C000145609 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				11,389			12,953			12,163			14,256			15,104			14,965			12,789			14,354		15,580		17,704
C000162600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value			10,000				11,407			12,997			12,226			14,348			15,213			15,070			12,892			14,497		15,727		17,905
C000145610 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A at maximum sales charge (Offering Price)
Accumulated Value			9,603				10,924			12,402			11,623			13,605			14,391			14,213			12,142			13,625		14,739		16,716
C000171519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A at maximum sales charge (Offering Price)
Accumulated Value		$ 9,597			$ 9,309				$ 9,793			$ 9,804			$ 10,741			$ 11,212			$ 10,937			$ 9,648			$ 10,497		$ 10,937		$ 11,362
C000171516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000			9,717				10,245			10,280			11,303			11,832			11,575			10,257			11,178		11,681		12,173
C000171518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value		10,000			9,715				10,229			10,261			11,258			11,778			11,516			10,188			11,088		11,578		12,061
C000171517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value		10,000			9,710				10,249			10,289			11,313			11,858			11,598			10,280			11,212		11,728		12,225
C000171520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value		10,000			9,703				10,210			10,232			11,224			11,727			11,450			10,122			11,014		11,491		11,938
C000202768 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class W Shares at NAV
Accumulated Value	10,000			10,105				11,181			11,782			11,605			10,338			11,340			11,931			12,509
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
Accumulated Value			10,000				11,196			13,640			13,042			17,149			20,304			26,132			21,399			27,025		33,786		39,827
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,000	10,164			10,265	11,049		10,628	11,879		10,630	11,696		11,556	10,174		12,424	10,737		12,232	10,871		10,641	11,665		11,229		11,369		12,199
J P Morgan Emerging Markets Bond Index EMBI Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified
Accumulated Value	10,000		10,000	9,874			11,015	11,359		12,145	11,956		11,627	11,742		13,376	9,654		14,079	10,724		13,826	11,425		11,367	13,059		12,628		13,454		15,377
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000	10,000		10,120	9,355			10,812	10,047		11,806	9,927		11,250	10,605		9,422	11,581		9,961	11,036		9,793	9,243		10,593	9,771		9,606		10,390
FTSE Nareit All Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE Nareit All Equity REITs Index
Accumulated Value			10,000				10,863			11,805			11,328			14,575			13,828			19,539			14,664			16,330		17,133		17,522
Bloomberg U S Treasury Inflation Protected Securities TIPS 1 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index
Accumulated Value	10,000		$ 10,000	9,995			$ 10,401	10,680		$ 10,598	11,576		$ 10,571	12,234		$ 11,296	11,336		$ 12,244	11,830		$ 12,940	12,196		$ 11,990	13,108		$ 12,513		$ 12,900		$ 13,864
Bloomberg Global Aggregate ex USD Index Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate ex‑USD Index (Hedged)
Accumulated Value	$ 10,000	$ 10,000		$ 10,189	$ 9,834			$ 10,961	$ 10,078		$ 11,393	$ 10,397		$ 11,233	$ 11,185		$ 10,136	$ 11,625		$ 10,979	$ 11,463		$ 11,525	$ 10,344		$ 11,847	$ 11,204		$ 11,761		$ 12,089